Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
Loss per share	2017	2016	2017	2016
Company posted	Net loss	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,177,693,383	1,177,693,383	1,177,693,383	1,177,693,383
Dilutive effect of Ordinary Share equivalents	None	None	None	None
Dilutive weighted average shares outstanding	1,177,693,383	1,177,693,383	1,177,693,383	1,177,693,383
Loss per common share (basic and diluted)	$0.00	$0.01	$0.01	$0.01

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Six Months Ended	Six Months Ended
	June 30, 2017	June 30, 2016
Total share options	72,517,385	76,928,864
Total warrants-equity classified	1,123,523	1,782,246
Total warrants-liability classified	-	5,806,280
Total share options and warrants	73,640,908	84,517,390